UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     STEARNS FINANCIAL GROUP
Address:  324 W. Wendover Avenue
          Suite 204
          Greensboro, NC 27408

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Glenn Joyce
Title:    Vice President
Phone:    336-230-1811

Signature, Place, and Date of Signing:

     /s/ Glenn Joyce                Greensboro, NC           February 14, 2013
     ---------------                --------------           -----------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           88
                                         -----------

Form 13F Information Table Value Total:  $   196,904
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1              COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
--------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
         NAME OF ISSUER            CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE SHARED  NONE
--------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ---- ------ -------
Vanguard Dividend Appreciation    Equities  921908844       25,606      429,845  SH         Yes         No                   429,845
Vanguard FTSE All-World           Equities  922042775       18,445      403,180  SH         Yes         No                   403,180
Vanguard Total Bond Index         Equities  921937835       14,475      172,266  SH         Yes         No                   172,266
Vanguard Growth                   Equities  922908736       13,943      195,879  SH         Yes         No                   195,879
Vanguard Info Technology          Equities  92204A702        8,904      128,833  SH         Yes         No                   128,833
SPDR Gold Trust                   Equities  78463V107        5,558       34,307  SH         Yes         No                    34,307
iShares Russell 2000 Index        Equities  464287655        5,358       63,550  SH         Yes         No                    63,550
S&P 500 Dep Rcpt                  Equities  78462F103        4,959       34,825  SH         Yes         No                    34,825
iShares Russell MidCap Growth     Equities  464287481        4,732       75,344  SH         Yes         No                    75,344
Schwab US Brd Mkt ETF             Equities  808524102        4,516      131,253  SH         Yes         No                   131,253
Vanguard High Dividend Yield      Equities  921946406        4,124       83,524  SH         Yes         No                    83,524
Ishares Gold Trust                Equities  464285105        3,886      238,715  SH         Yes         No                   238,715
Johnson and Johnson               Equities  478160104        3,882       55,375  SH         Yes         No                    55,375
Vanguard Emerging Market          Equities  922042858        3,115       69,963  SH         Yes         No                    69,963
General Electric Co               Equities  369604103        2,904      138,332  SH         Yes         No                   138,332
Exxon Mobil Corporation           Equities  30231G102        2,739       31,645  SH         Yes         No                    31,645
Chevron Corp                      Equities  166764100        2,658       24,575  SH         Yes         No                    24,575
Berkshire Hathaway Cl B           Equities  084670702        2,650       29,544  SH         Yes         No                    29,544
Sector Spdr Health Fund           Equities  81369Y209        2,644       66,296  SH         Yes         No                    66,296
International Business Ma         Equities  459200101        2,371       12,378  SH         Yes         No                    12,378
Sector Spdr Engy Select           Equities  81369Y506        2,352       32,938  SH         Yes         No                    32,938
Microsoft Corp                    Equities  594918104        2,128       79,667  SH         Yes         No                    79,667
Abbott Laboratories               Equities  002824100        2,085       31,836  SH         Yes         No                    31,836
Procter & Gamble Co.              Equities  742718109        2,041       30,058  SH         Yes         No                    30,058
Sysco Corporation                 Equities  871829107        1,998       63,116  SH         Yes         No                    63,116
3M                                Equities  88579Y101        1,984       21,366  SH         Yes         No                    21,366
Pepsico Incorporated              Equities  713448108        1,955       28,573  SH         Yes         No                    28,573
United Technologies Corp          Equities  913017109        1,896       23,121  SH         Yes         No                    23,121
Conocophillips                    Equities  20825C104        1,787       30,813  SH         Yes         No                    30,813
Pfizer Inc                        Equities  717081103        1,732       69,055  SH         Yes         No                    69,055
Sector Spdr Fincl Select          Equities  81369Y605        1,703      103,897  SH         Yes         No                   103,897
Lowes Companies Inc               Equities  548661107        1,698       47,792  SH         Yes         No                    47,792
Materials Select Spdr Fund        Equities  81369Y100        1,636       43,579  SH         Yes         No                    43,579
Intel Corporation                 Equities  458140100        1,509       73,199  SH         Yes         No                    73,199
Barclays Aggregate Bond Index     Equities  464287226        1,477       13,299  SH         Yes         No                    13,299
iShares Barclays 1-3 Yr Credit    Equities  464288646        1,461       13,852  SH         Yes         No                    13,852
Stryker Corp                      Equities  863667101        1,322       24,109  SH         Yes         No                    24,109
United Parcel Service Cl B        Equities  911312106        1,310       17,771  SH         Yes         No                    17,771
Market Vectors Gold Miners ETF    Equities  57060U100        1,309       28,220  SH         Yes         No                    28,220
BB&T Corporation                  Equities  054937107        1,225       42,070  SH         Yes         No                    42,070
Target                            Equities  87612E106        1,099       18,577  SH         Yes         No                    18,577
Cisco Systems                     Equities  17275R102        1,068       54,355  SH         Yes         No                    54,355
iShares MSCI Emerging Mkts Ind    Equities  464287234        1,002       22,597  SH         Yes         No                    22,597
iShares S&P Global Healthcare     Equities  464287325          980       15,186  SH         Yes         No                    15,186
iShares S&P Global 100 Index      Equities  464287572          963       15,056  SH         Yes         No                    15,056
Apple Computer Inc                Equities  037833100          937        1,761  SH         Yes         No                     1,761
Philip Morris Intl Inc            Equities  718172109          934       11,169  SH         Yes         No                    11,169
Verizon Communications            Equities  92343V104          929       21,465  SH         Yes         No                    21,465
A T & T Inc.                      Equities  00206R102          822       24,394  SH         Yes         No                    24,394
Novartis A G Spon Adr             Equities  66987V109          739       11,678  SH         Yes         No                    11,678
Texas Instrs Inc                  Equities  882508104          738       23,890  SH         Yes         No                    23,890
Paychex Inc                       Equities  704326107          717       23,042  SH         Yes         No                    23,042
Google Inc Class A                Equities  38259P508          686          970  SH         Yes         No                       970
Medtronic Inc                     Equities  585055106          677       16,493  SH         Yes         No                    16,493
Coca Cola Co                      Equities  191216100          674       18,579  SH         Yes         No                    18,579
iShares MSCI EAFE Index           Equities  464287465          656       11,541  SH         Yes         No                    11,541
Schwab Intl Eq ETF                Equities  808524805          642       23,670  SH         Yes         No                    23,670
CVS Corp                          Equities  126650100          604       12,486  SH         Yes         No                    12,486
Wells Fargo & Co New              Equities  949746101          516       15,110  SH         Yes         No                    15,110
PowerShares QQQ Trust Ser 1       Equities  73935A104          513        7,873  SH         Yes         No                     7,873
Fastenal Co                       Equities  311900104          513        7,873  SH         Yes         No                     7,873
Auto Data Processing              Equities  053015103          499        8,756  SH         Yes         No                     8,756
Oracle Corporation                Equities  68389X105          490       14,692  SH         Yes         No                    14,692
BankAmerica Corp New              Equities  060505104          473       40,735  SH         Yes         No                    40,735
Vanguard Small Cap                Equities  922908751          454        5,611  SH         Yes         No                     5,611
Walgreen Company                  Equities  931422109          449       12,139  SH         Yes         No                    12,139
Home Depot Inc                    Equities  437076102          429        6,938  SH         Yes         No                     6,938
McDonalds Corp                    Equities  580135101          428        4,852  SH         Yes         No                     4,852
Duke Energy Corp New              Equities  26441C204          386        6,051  SH         Yes         No                     6,051
J.P. Morgan Chase & Co., Inc.     Equities  46625H100          383        8,705  SH         Yes         No                     8,705
Astrazeneca                       Equities  046353108          367        7,758  SH         Yes         No                     7,758
Illinois Tool Works Inc           Equities  452308109          364        5,985  SH         Yes         No                     5,985
iShares S&P 500 Index             Equities  464287200          334        2,332  SH         Yes         No                     2,332
Amgen                             Equities  031162100          303        3,520  SH         Yes         No                     3,520
Altria                            Equities  02209S103          303        9,650  SH         Yes         No                     9,650
iShares DJ Select Dividend        Equities  464287168          299        5,223  SH         Yes         No                     5,223
Emerson Electric Co               Equities  291011104          281        5,308  SH         Yes         No                     5,308
United Healthcare Corp            Equities  91324P102          280        5,162  SH         Yes         No                     5,162
Merck & Co                        Equities  58933Y105          260        6,359  SH         Yes         No                     6,359
Colgate Palmolive Co              Equities  194162103          254        2,434  SH         Yes         No                     2,434
Suntrust Banks Inc                Equities  867914103          237        8,346  SH         Yes         No                     8,346
iShares DJ US Home Constructio    Equities  464288752          231       10,940  SH         Yes         No                    10,940
Vanguard Total Stock Mkt          Equities  922908769          228        3,118  SH         Yes         No                     3,118
BP PLC Adr                        Equities  055622104          227        5,444  SH         Yes         No                     5,444
Schwab US LC Gro                  Equities  808524300          214        6,262  SH         Yes         No                     6,262
Mondelez Intl Inc Cl A            Equities  609207105          203        7,956  SH         Yes         No                     7,956
Sealy Corp                        Equities  812139301           37       16,878  SH         Yes         No                    16,878
Quaterra Res Inc                  Equities  747952109            5       15,365  SH         Yes         No                    15,365